(Loss) Earnings Per Share	12 Months Ended
Jun. 30, 2019
Earnings per share [abstract]
(Loss) Earnings Per Share
(Loss) Earnings Per Share

Accounting Policy

The Company calculates basic (loss) earnings per share by dividing net (loss) income by the weighted average number of common shares outstanding during the period. Diluted (loss) earnings per share is determined by adjusting profit or loss attributable to common shareholders and the weighted average number of common shares outstanding, for the effects of all dilutive potential common shares, which comprise convertible debentures, RSU, DSU, warrants and share options issued.

The following is a reconciliation of basic and diluted (loss) earnings per share:

Basic (loss) earnings per share

	Year ended June 30, 2019	Year ended June 30, 2018
Net (loss) income attributable to Aurora shareholders	$(290,837)	$71,936
Weighted average number of common shares outstanding	1,015,750,485	459,782,532
Basic (loss) earnings per share	$(0.29)	$0.16

Diluted (loss) earnings per share

	Year ended June 30, 2019	Year ended June 30, 2018
Net (loss) income attributable to Aurora shareholders	$(290,837)	$71,936
Dilutive effect on income	—	—
Adjusted net (loss) income attributable to Aurora shareholders	$(290,837)	$71,936

Weighted average number of common shares outstanding - basic	1,015,750,485	459,782,532
Dilutive effect of options outstanding	—	7,121,278
Dilutive effect of warrants outstanding	—	3,211,970
Dilutive effect of RSU and DSUs	—	1,202,699
Dilutive effect of convertible debentures outstanding	—	18,232
Weighted average number of common shares outstanding - diluted	1,015,750,485	471,336,711
Diluted (loss) earnings per share	$(0.29)	$0.15

See Note 28 for share issuances and potential share issuances subsequent to June 30, 2019 that may be dilutive and impact the number of shares outstanding and the calculation of basic and dilutive (loss) earnings per share.